JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 53.5%
Angola — 0.1%
Azule Energy Finance plc 8.25%, 1/22/2031 (a)	1,960	1,999
Australia — 0.4%
Glencore Funding LLC
6.38%, 10/6/2030 (b)	410	434
2.85%, 4/27/2031 (b)	7,500	6,842
5.63%, 4/4/2034 (b)	4,771	4,915
5.67%, 4/1/2035 (b)	4,440	4,568
Santos Finance Ltd. 5.75%, 11/13/2035 (b)	310	314
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	900	899
		17,972
Austria — 0.1%
ams-OSRAM AG
12.25%, 3/30/2029 (b)	1,818	1,929
7.25%, 5/31/2032 (b) (e)	EUR543	646
Benteler International Austria GmbH 7.25%, 6/15/2031 (a)	EUR744	923
		3,498
Belgium — 0.3%
Azelis Finance NV 4.13%, 3/10/2031 (b)	EUR578	670
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (f) (g)	EUR7,200	9,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (d)	1,340	1,367
Ontex Group NV 5.25%, 4/15/2030 (a)	EUR680	698
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR2,000	2,325
		14,109
Brazil — 0.6%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	3,050	3,135
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	3,100	1,783
Guara Norte SARL
5.20%, 6/15/2034 (b)	3,171	3,092
5.20%, 6/15/2034 (a)	1,801	1,756
MV24 Capital BV
6.75%, 6/1/2034 (b)	2,235	2,251
6.75%, 6/1/2034 (a)	1,736	1,748
Suzano Austria GmbH
3.75%, 1/15/2031	806	753
7.00%, 3/16/2047 (a)	1,660	1,782
Vale Overseas Ltd.
6.40%, 6/28/2054	3,923	4,009
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (b) (d)	925	927
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	4,337	4,641
		25,877
Canada — 0.7%
1011778 BC ULC
3.88%, 1/15/2028 (b)	1,840	1,808
4.00%, 10/15/2030 (b)	975	924

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (b)	1,371	1,268
5.25%, 1/30/2030 (b)	2,354	1,445
Bombardier, Inc.
7.00%, 6/1/2032 (b)	359	374
6.75%, 6/15/2033 (b)	731	761
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,270
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	9,388	9,924
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	1,077	1,232
Garda World Security Corp.
6.50%, 1/15/2031 (b)	396	403
8.25%, 8/1/2032 (b)	1,125	1,154
8.38%, 11/15/2032 (b)	318	329
NOVA Chemicals Corp.
5.25%, 6/1/2027 (b)	1,073	1,076
9.00%, 2/15/2030 (b)	1,000	1,053
RB Global Holdings, Inc. 7.75%, 3/15/2031 (b)	500	520
TransCanada PipeLines Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (d)	513	517
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (d)	564	570
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	988	990
Wrangler Holdco Corp. 6.63%, 4/1/2032 (b)	275	282
		30,900
Chile — 0.0% ^
Chile Electricity Lux Mpc II Sarl 5.58%, 10/20/2035 (a)	743	755
China — 0.1%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	3,620	3,594
Far East Horizon Ltd. 5.88%, 3/5/2028 (a)	1,835	1,852
		5,446
Colombia — 0.2%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (a)	710	717
5.75%, 6/15/2033 (a)	2,026	1,818
5.75%, 6/15/2033 (b)	1,869	1,677
Ecopetrol SA 8.88%, 1/13/2033	700	739
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	3,223	2,985
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	1,590	1,744
		9,680
Denmark — 0.4%
Danske Bank A/S (EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (d)	EUR12,600	15,336
France — 3.7%
Air France-KLM (EURIBOR ICE Swap Rate 5 Year + 3.58%), 5.75%, 5/21/2030 (a) (d) (f) (g)	EUR400	467
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (f) (g)	EUR2,300	2,779

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Altice France SA
7.25%, 11/1/2029 (b)	EUR1,524	1,780
9.50%, 11/1/2029 (b)	808	821
4.75%, 10/15/2030 (b)	EUR2,682	3,031
5.50%, 10/15/2031 (a)	EUR1,110	1,260
6.50%, 4/15/2032 (b)	1,225	1,192
6.88%, 7/15/2032 (b)	1,330	1,299
AXA SA
(EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (a) (d)	EUR2,500	2,616
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (a) (d)	EUR1,250	1,479
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,791	2,154
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR697	813
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (f) (g)	8,200	8,658
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (f) (g)	4,635	4,859
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (f) (g)	EUR3,000	3,814
BPCE SA
4.38%, 7/13/2028 (a)	EUR3,000	3,587
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	3,640	3,220
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (d)	4,824	4,834
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (d)	1,765	1,569
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (d)	4,435	4,846
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (d)	2,070	2,165
(SOFR + 1.63%), 5.77%, 6/2/2037 (b) (d)	2,602	2,617
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR500	421
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR377	53
Credit Agricole SA (EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (d) (f) (g)	EUR1,500	1,845
Electricite de France SA
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (a) (d) (f) (g)	EUR2,200	2,555
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (a) (d) (f) (g)	EUR2,200	2,541
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (f) (g)	EUR2,800	3,194
5.70%, 5/23/2028 (b)	670	684
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (f) (g)	EUR1,600	2,005
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (f) (g)	EUR3,200	3,559
Eutelsat Communications SACA
5.75%, 3/15/2031 (b)	EUR674	815
6.25%, 3/15/2033 (b)	EUR131	159
Eutelsat SA 1.50%, 10/13/2028 (a)	EUR2,100	2,348
Forvia SE
2.75%, 2/15/2027 (a)	EUR464	539
2.38%, 6/15/2027 (a)	EUR373	431
3.75%, 6/15/2028 (a)	EUR1,693	1,972
5.63%, 6/15/2030 (a)	EUR3,223	3,873
5.38%, 3/15/2031 (a)	EUR851	1,014
6.75%, 9/15/2033 (b)	200	201
Iliad Holding SAS 6.88%, 4/15/2031 (a)	EUR2,936	3,613

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
iliad SA
5.38%, 6/14/2027 (a)	EUR2,000	2,371
1.88%, 2/11/2028 (a)	EUR3,400	3,863
Loxam SAS 4.50%, 2/15/2027 (a)	EUR636	742
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR700	813
5.88%, 4/17/2028 (a)	EUR1,200	1,429
Paprec Holding SA
4.13%, 7/15/2030 (a)	EUR1,075	1,254
4.50%, 7/15/2032 (b)	EUR797	942
4.50%, 7/15/2032 (a)	EUR1,240	1,465
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (d)	EUR1,900	2,299
Renault SA
2.50%, 6/2/2027 (a)	EUR1,900	2,201
1.13%, 10/4/2027 (a)	EUR1,300	1,475
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (c) (d) (f) (g)	3,720	3,921
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (f) (g)	1,580	1,730
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (f) (g)	7,250	7,622
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (f) (g)	2,927	2,797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (d)	3,040	3,162
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (d)	3,195	3,129
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,626
3.13%, 5/29/2050	800	539
TotalEnergies Capital SA 5.28%, 9/10/2054	870	820
TotalEnergies SE (EURIBOR ICE Swap Rate 5 Year + 1.35%), 3.79%, 2/26/2031 (a) (d) (f) (g)	EUR3,500	4,018
Valeo SE
4.50%, 4/11/2030 (a)	EUR2,300	2,722
5.13%, 5/20/2031 (a)	EUR1,400	1,676
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/28/2026 (a) (d) (f) (g)	EUR2,500	2,898
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (f) (g)	EUR2,200	2,693
Viridien 8.50%, 10/15/2030 (a)	EUR840	1,040
		153,929
Germany — 1.8%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR368	404
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (d)	2,000	1,982
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 3.04%), 5.13%, 7/3/2031 (a) (d) (f) (g)	EUR1,500	1,652
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (d)	EUR3,600	4,615
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR2,359	2,768
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (a)	EUR1,190	1,438
7.13%, 6/15/2031 (a)	EUR1,202	1,437
Cidron Atrium SE 5.63%, 2/15/2033 (b)	EUR404	464
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (f) (g)	EUR600	783
CT Investment GmbH 6.38%, 4/15/2030 (a)	EUR1,900	2,277

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
CTEC II GmbH 5.25%, 2/15/2030 (a)	EUR760	845
Deutsche Bank AG
(SOFR + 1.14%), 4.73%, 2/6/2032 (d)	2,575	2,535
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	4,391	4,021
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR1,635	1,929
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (b) (h)	404	418
5.63% (Cash), 5/15/2031 (b) (h)	EUR525	630
7.00% (Cash), 11/15/2031 (a) (h)	EUR2,669	3,317
8.00% (Cash), 11/15/2032 (b) (h)	200	209
7.37% (Cash), 5/15/2033 (b) (h)	200	206
Nidda Healthcare Holding GmbH
5.63%, 2/21/2030 (a)	EUR2,030	2,404
7.00%, 2/21/2030 (a)	EUR800	967
5.38%, 10/23/2030 (b)	EUR1,355	1,602
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR1,900	2,277
Progroup AG 5.13%, 4/15/2029 (a)	EUR1,483	1,751
Schaeffler AG
3.38%, 10/12/2028 (a)	EUR2,300	2,662
5.38%, 4/1/2031 (a)	EUR1,700	2,056
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR1,654	1,982
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR98	114
TUI Cruises GmbH 6.25%, 4/15/2029 (a)	EUR406	489
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	425	432
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (f) (g)	EUR3,500	4,122
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (a)	EUR4,300	4,685
0.63%, 7/19/2029 (a)	EUR3,100	3,332
Vonovia SE 4.25%, 4/10/2034 (a)	EUR5,800	6,866
ZF Europe Finance BV
7.00%, 6/12/2030 (a)	EUR1,000	1,242
5.50%, 2/17/2032 (a)	EUR1,800	2,079
ZF Finance GmbH 3.75%, 9/21/2028 (a)	EUR3,800	4,389
		75,381
Greece — 0.0% ^
Intralot Capital Luxembourg SA 6.75%, 10/15/2031 (a)	EUR480	559
Hungary — 0.1%
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (a) (d)	2,800	2,923
India — 0.2%
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	4,173	3,995
Greenko Wind Projects Mauritius Ltd. 7.25%, 9/27/2028 (a)	2,019	2,041
Muthoot Finance Ltd. 5.75%, 8/4/2030 (a)	2,040	2,012
		8,048

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (b)	2,380	2,409
6.76%, 11/15/2048 (a)	595	618
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/2030 (a)	1,890	1,977
Pertamina Persero PT 3.65%, 7/30/2029 (b)	3,619	3,490
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 6/30/2030 (b)	2,940	2,713
4.38%, 2/5/2050 (a)	879	659
		11,866
Ireland — 1.5%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,100
6.10%, 1/15/2027	5,715	5,768
4.13%, 2/28/2029	2,752	2,716
AIB Group plc
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (d)	1,040	1,084
(EURIBOR ICE Swap Rate 5 Year + 1.40%), 3.75%, 12/2/2036 (a) (d)	EUR4,000	4,599
Avolon Holdings Funding Ltd.
6.38%, 5/4/2028 (b)	2,593	2,665
5.75%, 3/1/2029 (b)	12,055	12,313
5.75%, 11/15/2029 (b)	3,479	3,564
5.15%, 1/15/2030 (b)	4,850	4,873
5.38%, 5/30/2030 (b)	545	551
4.90%, 10/10/2030 (b)	5,100	5,062
4.95%, 10/15/2032 (b)	13,185	12,859
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR1,990	2,395
5.00%, 4/30/2031 (a)	EUR1,480	1,740
Virgin Media O2 Vendor Financing Notes VII DAC 7.50%, 7/15/2033 (a)	EUR344	350
		61,639
Italy — 3.2%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR3,860	4,531
Dolcetto Holdco SpA 5.63%, 7/14/2032 (a)	EUR1,571	1,841
ENEL Finance International NV
3.50%, 4/6/2028 (b)	3,665	3,597
2.13%, 7/12/2028 (b) (i)	4,745	4,518
2.50%, 7/12/2031 (b) (i)	590	525
5.00%, 6/15/2032 (b)	3,570	3,569
Enel SpA
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (f) (g)	EUR7,000	7,451
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (a) (d) (f) (g)	EUR2,500	3,206
Eni SpA
Series NC9, (EUR Swap Annual 5 Year + 3.64%), 3.38%, 7/13/2029 (a) (d) (f) (g)	EUR1,950	2,244
(EURIBOR ICE Swap Rate 5 Year + 1.64%), 4.13%, 1/19/2032 (a) (d) (f) (g)	EUR4,200	4,838
5.95%, 5/15/2054 (b)	850	848

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Fibercop SpA
2.38%, 10/12/2027 (a)	EUR990	1,139
1.63%, 1/18/2029	EUR1,145	1,264
5.13%, 6/30/2032 (a)	EUR650	771
7.75%, 1/24/2033	EUR1,920	2,575
Series 2033, 6.38%, 11/15/2033 (b)	464	464
7.20%, 7/18/2036 (b)	550	550
Gruppo San Donato SpA 6.50%, 10/31/2031 (a)	EUR931	1,046
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,006	1,142
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (a)	EUR1,840	2,044
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (a) (c) (d) (f) (g)	EUR776	919
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (d) (f) (g)	EUR5,652	6,803
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (a) (c) (d) (f) (g)	EUR2,000	2,281
4.88%, 5/19/2030 (a)	EUR3,000	3,714
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (a) (c) (d) (f) (g)	EUR1,500	1,900
6.63%, 6/20/2033 (b)	10,220	11,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (d)	5,464	4,710
Lottomatica Group Spa
4.88%, 1/31/2031 (a)	EUR1,760	2,084
4.63%, 4/30/2032 (b)	EUR408	476
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,077	1,290
Mundys SpA
1.88%, 7/13/2027 (a)	EUR1,028	1,177
1.88%, 2/12/2028 (a)	EUR1,555	1,765
4.50%, 1/24/2030 (a)	EUR2,200	2,622
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,997	2,410
Pro-Gest SpA 3.25%, 12/15/2024 (a) (j)	EUR1,700	927
Rekeep SpA 9.00%, 9/15/2029 (a)	EUR651	585
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,449	2,965
Telecom Italia Capital SA 6.38%, 11/15/2033	78	81
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR1,300	1,854
Telecom Italia SpA
7.88%, 7/31/2028 (a)	EUR2,790	3,525
1.63%, 1/18/2029 (a)	EUR565	629
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (f) (g)	EUR4,400	5,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	2,806	2,806
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (a) (c) (d) (f) (g)	EUR1,800	2,100
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (d)	EUR4,986	5,978
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (d)	4,935	4,543
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.18%, 6/24/2037 (a) (d)	EUR10,000	11,768
		134,323
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	3,494	3,625

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (b)	1,026	1,056
Nissan Motor Co. Ltd. 5.25%, 7/17/2029 (a)	EUR836	987
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (a) (d) (f) (g)	EUR1,990	2,295
		4,338
Jersey — 0.1%
Deepocean Ltd. 6.00%, 4/8/2031 (a)	EUR1,142	1,367
Waga Bondco Ltd. 8.50%, 6/15/2030 (a)	GBP1,503	1,664
		3,031
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	2,735	2,773
5.75%, 4/19/2047 (a)	5,480	5,230
6.38%, 10/24/2048 (a)	1,824	1,839
		9,842
Luxembourg — 0.5%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR700	594
Altice France Lux 3 10.00%, 1/15/2033 (b)	752	733
Essendi SA
6.38%, 10/15/2029 (a)	EUR2,595	3,147
5.50%, 11/15/2031 (a)	EUR700	824
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR471	350
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR800	941
6.38%, 4/15/2029 (a)	EUR1,069	1,235
7.50%, 4/15/2029 (b)	2,535	2,522
7.25%, 3/31/2031 (a)	EUR1,100	1,249
7.88%, 11/15/2031 (b)	EUR682	788
ION Platform Finance SARL 6.88%, 9/30/2032 (a)	EUR330	298
Maxam Prill SARL 6.00%, 7/15/2030 (a)	EUR1,600	1,896
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR460	547
PLT VII Finance Sarl 6.00%, 6/15/2031 (a)	EUR3,713	4,469
SES Financing Sarl (EURIBOR ICE Swap Rate 5 Year + 4.92%), 7.38%, 3/24/2031 (a) (d) (f) (g)	EUR1,200	1,397
SES SA (EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (d)	EUR660	780
		21,770
Macau — 0.1%
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	2,110	2,022
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	1,858	1,851
		3,873
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	6,007	4,047
Mexico — 1.0%
Alpek SAB de CV 3.25%, 2/25/2031 (a)	2,110	1,843
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (d)	4,300	4,209

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/28/2026 (b) (d) (f) (g)	5,558	5,539
Esentia Energy Development SAB de CV 6.50%, 7/30/2038 (b)	1,281	1,269
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	5,381	5,466
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (a)	1,744	1,753
Petroleos Mexicanos
5.95%, 1/28/2031	3,895	3,845
6.70%, 2/16/2032	2,810	2,830
10.00%, 2/7/2033	2,165	2,543
7.69%, 1/23/2050	7,100	6,500
Saavi Energia SARL 8.88%, 2/10/2035 (b)	3,887	4,211
		40,008
Netherlands — 0.7%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR340	408
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (f) (g)	EUR2,400	2,813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (d)	5,350	5,315
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,500	1,679
House of HR Group BV 9.00%, 11/3/2029 (a)	EUR310	313
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (f) (g)	5,752	5,763
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR3,218	3,823
5.13%, 2/15/2030 (a)	EUR500	594
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,060	1,219
Trivium Packaging Finance BV 6.63%, 7/15/2030 (a)	EUR1,143	1,385
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR2,830	3,158
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR3,879	3,944
Ziggo BV 2.88%, 1/15/2030 (a)	EUR265	293
		30,707
Nigeria — 0.1%
IHS Holding Ltd. 8.25%, 11/29/2031 (a)	1,900	1,985
Norway — 0.0% ^
Aker BP ASA
6.00%, 6/13/2033 (b)	292	305
5.25%, 10/30/2035 (b)	991	972
		1,277
Panama — 0.1%
Generadora de Gatun SA 6.87%, 9/30/2044 (b)	3,099	3,160
Peru — 0.1%
Peru LNG Srl, 5.38%, 3/22/2030 (a)	2,429	2,356
Poland — 0.0% ^
ORLEN SA 6.00%, 1/30/2035 (a)	720	745
Portugal — 0.2%
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (d)	EUR3,400	4,010

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Portugal — continued
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (d)	EUR3,900	4,484
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (d)	EUR1,500	1,813
		10,307
Saudi Arabia — 0.1%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	5,420	5,290
Slovenia — 0.0% ^
United Group BV 6.38%, 5/14/2033 (b)	EUR1,128	1,332
South Africa — 0.2%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	7,480	7,654
5.25%, 3/19/2036 (b)	1,199	1,189
		8,843
Spain — 1.3%
Abertis Infraestructuras Finance BV
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (f) (g)	EUR800	951
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (a) (d) (f) (g)	EUR1,300	1,535
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (f) (g)	6,800	7,433
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (f) (g)	3,000	3,271
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (f) (g)	EUR2,600	3,253
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (f) (g)	3,200	3,762
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (f) (g)	EUR3,400	4,054
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (d)	3,945	4,308
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (d)	2,200	2,225
Celsa Opco SA 8.25%, 12/15/2030 (a)	EUR520	641
Cirsa Finance International Sarl
6.50%, 3/15/2029 (a)	EUR524	634
4.88%, 10/15/2031 (a)	EUR1,718	2,024
eDreams ODIGEO SA 4.88%, 12/30/2030 (a)	EUR476	499
Grifols SA
3.88%, 10/15/2028 (a)	EUR1,367	1,585
4.75%, 10/15/2028 (b)	440	433
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR1,055	566
10.38%, 1/30/2030 (a)	EUR725	350
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR1,924	2,255
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR477	556
5.75%, 4/30/2029 (a)	EUR1,000	1,201
Repsol Europe Finance Sarl (EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.20%, 11/19/2031 (a) (d) (f) (g)	EUR1,800	2,076
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,782
Telefonica Europe BV
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (f) (g)	EUR5,100	6,315

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (f) (g)	EUR2,800	3,572
(EURIBOR ICE Swap Rate 8 Year + 3.12%), 5.75%, 1/15/2032 (a) (d) (f) (g)	EUR500	616
		55,897
Sweden — 0.4%
Asmodee Group AB
5.75%, 12/15/2029 (a)	EUR1,264	1,532
4.25%, 12/15/2031 (a)	EUR314	364
Heimstaden Bostad AB (EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (a) (d) (f) (g)	EUR1,000	1,199
Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 9/26/2029 (a)	EUR940	909
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (f) (g)	8,200	7,783
Verisure Holding AB 5.50%, 5/15/2030 (a)	EUR1,309	1,573
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR3,322	3,893
		17,253
Switzerland — 0.6%
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	200	200
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (d)	3,558	3,559
4.28%, 1/9/2028 (b)	6,530	6,511
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (f) (g)	3,035	3,283
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (d)	1,585	1,567
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (d)	1,853	1,809
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	5,132	4,711
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (f) (g)	2,746	3,170
VistaJet Malta Finance plc 9.50%, 6/1/2028 (b)	515	513
		25,323
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (b)	2,136	2,259
Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S 7.45%, 1/24/2030 (a)	1,930	1,967
United Kingdom — 3.4%
888 Acquisitions Ltd.
(EURIBOR 3 Month + 5.50%), 7.70%, 7/15/2028 (a) (d)	EUR420	479
8.00%, 9/30/2031 (a)	EUR1,267	1,401
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR1,477	1,787
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (d)	3,300	3,426
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (d)	305	306
(SOFR + 1.51%), 5.21%, 2/24/2037 (d)	1,710	1,665
BAT Capital Corp. 7.08%, 8/2/2043	9,535	10,631
BCP V Modular Services Finance II plc 6.50%, 7/10/2031 (a)	EUR2,254	2,217
Bellis Acquisition Co. plc 8.00%, 7/1/2031 (a)	EUR1,037	1,165
Boots Group Finco LP 5.38%, 8/31/2032 (a)	EUR764	917
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR6,500	6,844

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
EC Finance plc 3.25%, 10/15/2026 (a) (i)	EUR2,809	3,253
Heathrow Funding Ltd.
1.13%, 10/8/2030 (a)	EUR10,300	10,895
5.88%, 5/13/2041 (a)	GBP1,900	2,428
HSBC Holdings plc
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	4,135	4,169
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	8,500	8,228
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	1,981	1,941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (f) (g)	6,075	5,685
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP640	896
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,313	1,467
6.75%, 4/15/2030 (a)	EUR1,305	1,341
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR863	989
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	3,670	3,681
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 7.85%, 2/26/2031 (a) (d) (f) (g)	GBP299	231
National Grid plc
0.25%, 9/1/2028 (a)	EUR3,600	3,952
0.55%, 9/18/2029 (a)	EUR6,800	7,279
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (d)	4,800	4,867
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (f) (g)	1,460	1,597
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (d)	EUR2,534	2,911
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,860	2,113
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR959	1,162
PeopleCert Wisdom Issuer plc 5.50%, 6/15/2031 (a)	EUR470	536
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,374	1,668
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP1,073	1,463
7.88%, 12/30/2030 (a)	GBP1,000	1,363
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP2,398	3,202
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	5,200	5,194
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	7,950	8,182
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (d)	2,000	2,090
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (d)	1,007	999
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (d)	1,515	1,485
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,400	1,381
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,325	1,343
Vmed O2 UK Financing I plc
3.25%, 1/31/2031 (a)	EUR1,700	1,799
5.63%, 4/15/2032 (a)	EUR800	872
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (d)	EUR3,570	3,984
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (d)	EUR4,050	5,064
		140,548

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — 30.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (b)	2,973	3,044
AbbVie, Inc.
4.70%, 5/14/2045	862	771
4.25%, 11/21/2049	14,597	11,949
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	430	428
5.00%, 4/15/2029 (b)	870	851
Accendra Health, Inc.
4.50%, 3/31/2029 (b)	525	414
6.63%, 4/1/2030 (b)	1,048	632
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	926	852
Acushnet Co. 5.63%, 12/1/2033 (b)	209	207
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (b)	1,360	1,418
7.50%, 2/15/2033 (b)	1,610	1,670
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	1,725	1,657
4.88%, 7/15/2032 (b)	860	814
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (b)	170	166
AES Corp. (The) 3.95%, 7/15/2030 (b)	1,568	1,506
Ahead DB Holdings LLC 6.63%, 5/1/2028 (b)	1,115	1,117
Albertsons Cos., Inc.
4.88%, 2/15/2030 (b)	425	414
5.50%, 3/31/2031 (b)	166	163
5.63%, 3/31/2032 (b)	1,850	1,806
Allied Universal Holdco LLC 4.63%, 6/1/2028 (b)	500	493
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	277	277
5.88%, 6/1/2029 (b)	3,545	3,580
5.88%, 12/1/2033 (b)	596	598
Alumina Pty. Ltd.
6.13%, 3/15/2030 (b)	302	309
6.38%, 9/15/2032 (b)	349	358
Ameren Corp. 3.50%, 1/15/2031	850	806
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (f) (g)	1,388	1,380
(SOFR + 1.79%), 5.67%, 4/25/2036 (d)	1,530	1,587
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	217
AmeriGas Partners LP
9.50%, 6/1/2030 (b)	365	393
6.88%, 6/1/2031 (b)	430	440
Amgen, Inc.
4.85%, 2/19/2036	1,317	1,291
4.88%, 3/1/2053	956	833
5.75%, 3/2/2063	999	970
Amkor Technology, Inc. 5.88%, 10/1/2033 (b)	1,712	1,720

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Antero Midstream Partners LP
5.75%, 1/15/2028 (b)	1,015	1,015
5.38%, 6/15/2029 (b)	415	415
5.75%, 10/15/2033 (b)	360	356
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (b)	965	927
9.75%, 4/15/2030 (b)	496	534
APi Group DE, Inc.
4.13%, 7/15/2029 (b)	410	395
4.75%, 10/15/2029 (b)	498	490
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (b)	732	738
Arches Buyer, Inc.
4.25%, 6/1/2028 (b)	600	583
6.13%, 12/1/2028 (b)	1,215	1,179
Archrock Partners LP 6.63%, 9/1/2032 (b)	602	616
Archrock Services LP 6.00%, 2/1/2034 (b)	169	169
Ardagh Group SA
9.50%, 12/1/2030 (b)	2,040	2,178
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (b) (h) (k)	935	838
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (a) (h)	EUR2,115	2,159
Ardagh Metal Packaging Finance USA LLC 5.00%, 1/30/2031 (a)	EUR1,810	2,117
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	1,236	1,200
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (b)	575	590
Asurion LLC 8.00%, 12/31/2032 (b)	670	699
AT&T, Inc.
4.90%, 11/1/2035	4,240	4,137
3.50%, 9/15/2053	3,980	2,632
3.55%, 9/15/2055	410	268
6.05%, 8/15/2056	3,665	3,622
6.20%, 10/30/2056	3,865	3,890
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	2,305	2,222
ATI, Inc. 4.88%, 10/1/2029	885	875
Avantor Funding, Inc.
3.88%, 7/15/2028 (a)	EUR1,135	1,319
4.63%, 7/15/2028 (b)	1,156	1,143
Avient Corp.
7.13%, 8/1/2030 (b)	190	193
6.25%, 11/1/2031 (b)	200	203
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	230	230
5.38%, 3/1/2029 (b)	4,245	4,160
8.25%, 1/15/2030 (b)	546	563
8.00%, 2/15/2031 (b)	150	151
Axalta Coating Systems LLC 4.75%, 6/15/2027 (b)	470	469
Baker Hughes Holdings LLC 5.00%, 6/15/2036	2,905	2,861
Ball Corp.
1.50%, 3/15/2027	EUR750	863

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 7/1/2032	EUR2,239	2,634
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	5,405	5,385
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	5,000	4,940
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	5,085	5,149
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	1,875	1,786
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	2,035	2,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (f) (g)	1,616	1,670
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (f) (g)	3,525	3,578
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (d)	9,282	8,782
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	6,260	5,594
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	3,490	3,097
(SOFR + 1.04%), 4.70%, 4/23/2032 (d)	1,145	1,138
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	517	461
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	5,675	5,701
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	2,450	2,415
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	4,603	4,288
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	1,965	1,425
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	199
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (b)	298	296
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (a)	EUR1,572	1,849
Beignet Investor LLC 6.58%, 5/30/2049 (b)	4,470	4,608
Berry Global, Inc. 5.80%, 6/15/2031	5,935	6,175
Big River Steel LLC 6.63%, 1/31/2029 (b)	400	400
Block, Inc.
5.63%, 8/15/2030 (b)	247	248
6.50%, 5/15/2032	522	532
6.00%, 8/15/2033 (b)	197	197
Boeing Co. (The)
5.71%, 5/1/2040	1,080	1,101
3.95%, 8/1/2059	3,333	2,389
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (b)	309	311
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	1,590	1,566
BP Capital Markets plc
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 6/8/2026 (a) (d) (f) (g)	EUR7,100	8,281
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (f) (g)	EUR800	929
Brightstar Lottery plc 2.38%, 4/15/2028 (a)	EUR800	917
Bristol-Myers Squibb Co. 5.55%, 2/22/2054	1,379	1,343
Broadcom, Inc.
4.55%, 2/15/2032	1,240	1,228
5.20%, 7/15/2035	183	184
3.14%, 11/15/2035 (b)	4,887	4,163
Buckeye Partners LP
4.13%, 12/1/2027	435	429
4.50%, 3/1/2028 (b)	140	139
6.75%, 2/1/2030 (b)	1,060	1,098

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Builders FirstSource, Inc.
4.25%, 2/1/2032 (b)	1,317	1,212
6.38%, 3/1/2034 (b)	475	475
6.75%, 5/15/2035 (b)	303	306
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (b)	541	527
Carnival Corp. Ltd.
5.75%, 1/15/2030 (a)	EUR2,100	2,590
5.75%, 8/1/2032 (b)	1,341	1,355
6.13%, 2/15/2033 (b)	1,040	1,053
Carnival plc 4.13%, 7/15/2031 (a)	EUR1,598	1,856
Caturus Energy LLC 7.13%, 5/15/2031 (b)	273	273
CCO Holdings LLC
5.13%, 5/1/2027 (b)	1,880	1,879
5.00%, 2/1/2028 (b)	3,665	3,629
5.38%, 6/1/2029 (b)	1,373	1,348
4.75%, 3/1/2030 (b)	7,188	6,793
4.50%, 8/15/2030 (b)	4,855	4,518
4.25%, 2/1/2031 (b)	4,492	4,067
7.38%, 3/1/2031 (b)	1,755	1,780
4.75%, 2/1/2032 (b)	920	820
7.00%, 2/1/2033 (b)	596	583
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	1,524	915
Celanese US Holdings LLC
6.34%, 1/19/2029 (i)	EUR1,100	1,350
7.00%, 2/15/2031	1,104	1,144
5.00%, 4/15/2031	EUR700	823
7.38%, 2/15/2034	2,609	2,725
Cencora, Inc.
2.70%, 3/15/2031	5,053	4,615
4.90%, 2/13/2036	657	641
Central Garden & Pet Co. 4.13%, 10/15/2030	3,050	2,885
CF Industries, Inc. 4.95%, 6/1/2043	1,490	1,356
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	700	725
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,195
3.50%, 6/1/2041	1,805	1,260
5.38%, 5/1/2047	2,844	2,294
5.13%, 7/1/2049	2,207	1,698
4.80%, 3/1/2050	1,725	1,280
3.90%, 6/1/2052	4,238	2,692
5.25%, 4/1/2053	1,155	901
Chemours Co. (The)
5.75%, 11/15/2028 (b)	934	932
8.00%, 1/15/2033 (b)	900	920
7.88%, 3/15/2034 (b)	329	334
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	6,032

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.95%, 6/30/2033	4,670	4,899
5.75%, 8/15/2034	8,125	8,429
5.55%, 10/30/2035	3,150	3,214
Chord Energy Corp.
6.00%, 10/1/2030 (b)	311	315
6.75%, 3/15/2033 (b)	448	460
Ciena Corp. 4.00%, 1/31/2030 (b)	645	619
Cinemark USA, Inc.
5.25%, 7/15/2028 (b)	660	657
7.00%, 8/1/2032 (b)	214	222
Cipher Compute LLC 7.13%, 11/15/2030 (b)	1,770	1,845
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	3,415	3,405
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	5,130	5,238
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	2,080	2,110
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	2,330	2,352
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (f) (g)	1,795	1,831
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	5,530	5,508
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	9,400	8,647
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	2,356	2,331
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	375	333
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	465	497
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	3,345	3,416
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	12,775	12,872
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (d)	EUR1,664	1,949
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	786	782
Clarios Global LP
6.75%, 2/15/2030 (b)	720	744
6.75%, 9/15/2032 (b)	2,669	2,734
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (b)	250	229
Clean Harbors, Inc. 5.75%, 10/15/2033 (b)	470	472
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (b)	2,040	2,044
7.50%, 6/1/2029 (b)	2,535	2,544
7.13%, 2/15/2031 (b)	1,784	1,844
7.50%, 3/15/2033 (b)	1,818	1,908
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (b)	1,753	1,699
6.88%, 11/1/2029 (b)	340	348
7.50%, 9/15/2031 (b)	335	346
7.00%, 3/15/2032 (b)	251	254
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (b)	1,362	1,309
Coherent Corp. 5.00%, 12/15/2029 (b)	5,309	5,255
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	1,430	1,373
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	8,155	8,496
6.04%, 11/15/2033 (b)	1,790	1,891

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Commercial Metals Co. 5.75%, 11/15/2033 (b)	349	349
Community Health Systems, Inc.
6.13%, 4/1/2030 (b)	765	696
5.25%, 5/15/2030 (b)	1,095	1,032
4.75%, 2/15/2031 (b)	1,964	1,806
10.88%, 1/15/2032 (b)	472	509
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	2,382	2,340
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	950	818
Connect Holding II LLC 10.50%, 4/3/2031 (b)	1,410	1,436
Constellation Energy Generation LLC 5.60%, 6/15/2042	716	708
Constellium SE
5.63%, 6/15/2028 (b)	930	931
5.38%, 8/15/2032 (a)	EUR670	811
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (b)	2,945	2,978
CoreWeave, Inc.
9.25%, 6/1/2030 (b)	1,194	1,218
9.00%, 2/1/2031 (b)	191	194
9.75%, 10/1/2031 (b)	670	691
Coterra Energy, Inc. 5.40%, 2/15/2035	12,724	12,895
Coty, Inc. 4.75%, 1/15/2029 (b)	420	407
Crescent Energy Finance LLC
7.63%, 4/1/2032 (b)	475	487
7.88%, 4/15/2032 (b)	1,840	1,886
7.38%, 1/15/2033 (b)	645	655
8.38%, 1/15/2034 (b)	1,132	1,187
Crown European Holdings SACA
5.00%, 5/15/2028 (a)	EUR2,100	2,523
4.50%, 1/15/2030 (a)	EUR731	875
3.75%, 9/30/2031 (b)	EUR980	1,137
CSC Holdings LLC 6.50%, 2/1/2029 (b)	5,295	3,112
Cyprium Corp. 6.13%, 4/15/2031 (b)	456	456
DaVita, Inc.
4.63%, 6/1/2030 (b)	2,975	2,891
3.75%, 2/15/2031 (b)	648	603
6.88%, 9/1/2032 (b)	396	410
DCP Midstream Operating LP 6.75%, 9/15/2037 (b)	535	583
Dexko Global, Inc. 7.50%, 4/15/2032 (b)	1,380	1,194
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,946
5.75%, 4/18/2054	4,200	4,126
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	1,911	1,999
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	950	857
DISH DBS Corp.
7.75%, 7/1/2026	1,286	1,280
5.25%, 12/1/2026 (b)	2,995	2,984
5.75%, 12/1/2028 (b)	1,040	1,021
DISH Network Corp. 11.75%, 11/15/2027 (b)	5,473	5,639

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	470	500
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	730	757
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	4,056	4,154
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	4,190	4,213
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,320
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	1,920	1,693
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	840	825
EchoStar Corp. 6.75% (Cash), 11/30/2030 (h)	700	715
Edged Compute LLC 7.50%, 4/30/2031 (b)	895	897
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	2,281	2,273
4.13%, 4/1/2029 (b)	1,469	1,404
Elastic NV 4.13%, 7/15/2029 (b)	930	891
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	1,325	1,289
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	EUR2,617	3,146
6.63%, 12/15/2030 (b)	1,795	1,835
6.75%, 7/15/2031 (b)	277	286
Encompass Health Corp.
4.50%, 2/1/2028	20	20
4.75%, 2/1/2030	300	295
4.63%, 4/1/2031	1,590	1,539
Endo Finance Holdings LP 8.50%, 4/15/2031 (b)	223	238
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	2,192	2,166
4.38%, 3/31/2029 (b)	1,875	1,805
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	4,170	4,436
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	5,125	5,167
Entegris, Inc.
4.38%, 4/15/2028 (b)	200	197
5.95%, 6/15/2030 (b)	6,005	6,067
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	3,040	3,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	2,229	2,237
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,185
EQT Corp.
4.50%, 1/15/2029	463	460
4.75%, 1/15/2031	529	526
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	1,040	1,079
8.63%, 5/15/2032 (b)	890	935
8.00%, 3/15/2033 (b)	313	326
Esab Corp. 5.63%, 4/1/2031 (b)	276	277
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	248	— (l)
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	3,596	3,571

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Expand Energy Corp. 5.38%, 3/15/2030	5,915	5,968
Fair Isaac Corp. 6.00%, 5/15/2033 (b)	384	380
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,795	2,771
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	535	517
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	4,375	4,210
Flash Compute LLC 7.25%, 12/31/2030 (b)	1,220	1,258
Ford Motor Credit Co. LLC
4.95%, 5/28/2027	2,550	2,556
2.90%, 2/10/2029	6,075	5,732
5.73%, 9/5/2030	1,000	1,011
5.42%, 4/9/2031	4,150	4,137
5.75%, 4/6/2033	2,068	2,063
6.47%, 5/22/2036	6,800	6,975
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	1,705	1,747
6.25%, 1/25/2035 (b)	3,700	3,913
6.10%, 1/25/2036 (b)	1,119	1,176
6.20%, 1/25/2037 (b)	452	477
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	367	364
GCI LLC 4.75%, 10/15/2028 (b)	3,720	3,590
General Electric Co. 4.13%, 9/19/2035 (a)	EUR493	597
General Motors Co. 5.15%, 4/1/2038	1,600	1,525
General Motors Financial Co., Inc.
2.35%, 1/8/2031	2,300	2,062
5.60%, 6/18/2031	1,636	1,683
5.45%, 9/6/2034	6,980	7,024
5.90%, 1/7/2035	4,755	4,905
Genesis Energy LP
8.25%, 1/15/2029	235	244
8.00%, 5/15/2033	210	220
6.75%, 3/15/2034	344	345
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (b)	2,045	1,997
GFL Environmental, Inc.
4.00%, 8/1/2028 (b)	2,110	2,063
4.75%, 6/15/2029 (b)	875	862
4.38%, 8/15/2029 (b)	400	390
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (b)	345	345
7.50%, 4/15/2032 (b)	700	737
Global Medical Response, Inc. 7.38%, 10/1/2032 (b)	376	391
Global Payments, Inc. 5.55%, 11/15/2035	2,620	2,556
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	790	790
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	4,905	4,905
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	3,790	3,755
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	4,540	4,483
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	5,020	5,265

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	1,328	1,362
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	1,000	998
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	2,090	2,118
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	2,165	2,197
(SOFR + 1.06%), 4.37%, 10/21/2031 (d)	2,905	2,847
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	1,730	1,558
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	11,190	9,961
(SOFR + 1.33%), 4.94%, 10/21/2036 (d)	1,114	1,082
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	3,006	2,941
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	2,665	2,340
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,873	1,789
6.63%, 7/15/2030	242	237
Granite Construction, Inc. 6.38%, 6/15/2034 (b) (e)	302	308
Graphic Packaging International LLC 2.63%, 2/1/2029 (a)	EUR970	1,092
Gray Media, Inc.
10.50%, 7/15/2029 (b)	1,211	1,282
4.75%, 10/15/2030 (b)	1,525	1,155
7.25%, 8/15/2033 (b)	807	800
Griffon Corp. 5.75%, 3/1/2028	3,780	3,779
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (b)	272	277
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	577	592
Harvest Midstream I LP 6.75%, 5/15/2034 (b)	237	243
HCA, Inc.
4.50%, 2/15/2027	1,840	1,839
5.20%, 6/1/2028	1,740	1,763
5.63%, 9/1/2028	1,147	1,168
2.38%, 7/15/2031	4,335	3,846
4.60%, 11/15/2032	1,778	1,736
5.50%, 6/15/2047	181	168
5.25%, 6/15/2049	3,740	3,338
3.50%, 7/15/2051	1,470	984
5.95%, 9/15/2054	7,236	7,034
6.20%, 3/1/2055	77	77
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,087
Herc Holdings, Inc. 7.00%, 6/15/2030 (b)	569	591
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	682	644
12.63%, 7/15/2029 (b)	1,712	1,559
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (b) (j)	1,600	—
7.13%, 8/1/2026 ‡ (a) (j)	265	—
6.00%, 1/15/2028 ‡ (j)	685	—
Hess Midstream Operations LP
5.88%, 3/1/2028 (b)	200	202
5.13%, 6/15/2028 (b)	415	414
Hilcorp Energy I LP 5.75%, 2/1/2029 (b)	1,205	1,202

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hilton Domestic Operating Co., Inc.
5.50%, 9/15/2031 (b)	400	402
5.88%, 3/15/2033 (b)	628	635
5.75%, 9/15/2033 (b)	825	832
5.50%, 3/31/2034 (b)	1,769	1,761
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	455	455
Howard Midstream Energy Partners LLC 6.63%, 1/15/2034 (b)	1,000	1,012
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	204	209
Hyundai Capital America
3.50%, 11/2/2026 (b)	8,025	7,996
5.40%, 1/8/2031 (b)	3,460	3,524
ICITII 6.00%, 1/31/2033 ‡ (b)	392	192
iHeartCommunications, Inc.
9.13%, 5/1/2029 (b)	3,388	3,284
10.88%, 5/1/2030 (b)	2,182	1,854
7.75%, 8/15/2030 (b)	739	678
ILFC E-Capital Trust I 6.38%, 12/21/2065 (b) (k)	500	429
ILFC E-Capital Trust II 6.63%, 12/21/2065 (b) (k)	535	470
Infinity Natural Resources LLC 7.63%, 4/1/2031 (b)	210	212
Ingram Micro, Inc. 4.75%, 5/15/2029 (b)	2,295	2,256
Installed Building Products, Inc. 5.63%, 2/1/2034 (b)	217	213
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (b)	604	468
IQVIA, Inc.
2.25%, 1/15/2028 (a)	EUR1,120	1,283
2.88%, 6/15/2028 (a)	EUR3,359	3,867
2.25%, 3/15/2029 (a)	EUR1,090	1,226
6.25%, 6/1/2032 (b)	1,363	1,392
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (b)	597	595
5.00%, 7/15/2028 (b)	1,100	1,097
4.88%, 9/15/2029 (b)	845	830
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	7,371	6,878
5.50%, 4/15/2036 (b)	3,180	3,215
Jazz Securities DAC 4.38%, 1/15/2029 (b)	915	898
JBS NV
6.75%, 3/15/2034	441	480
5.95%, 4/20/2035	5,739	5,917
5.50%, 1/15/2036	6,610	6,595
5.63%, 3/10/2037 (b)	430	429
4.38%, 2/2/2052	1,177	890
7.25%, 11/15/2053	2,820	3,088
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (b)	395	242
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	870	715
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	2,226	2,048
JH North America Holdings, Inc.
5.88%, 1/31/2031 (b)	252	252

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 7/31/2032 (b)	377	378
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,500
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	550	553
Kodiak Gas Services LLC
5.88%, 4/1/2031 (b)	235	236
6.50%, 10/1/2033 (b)	179	182
Labl
0.00%, 12/31/2026 ‡	74	73
0.00%, 12/31/2033 ‡	—	117
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	270	258
Level 3 Financing, Inc.
6.88%, 6/30/2033 (b)	1,291	1,330
7.00%, 3/31/2034 (b)	671	696
Lithia Motors, Inc. 5.50%, 10/1/2030 (b)	365	362
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	395	395
4.75%, 10/15/2027 (b)	2,500	2,491
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (b)	275	269
LSF12 Pillar Investments US, Inc. 5.75%, 5/15/2033 (b)	EUR990	1,155
LYB International Finance III LLC 5.88%, 1/15/2036	3,435	3,483
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (d)	1,816	1,812
Madison IAQ LLC
4.13%, 6/30/2028 (b)	1,630	1,610
5.88%, 6/30/2029 (b)	1,475	1,475
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (b)	1,023	1,034
6.63%, 3/26/2056 (b)	1,095	1,141
Mars, Inc. 5.20%, 3/1/2035 (b)	4,065	4,092
Marvell Technology, Inc.
2.95%, 4/15/2031	2,350	2,166
5.45%, 7/15/2035	690	706
5.30%, 4/15/2036	1,446	1,447
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	3,956	3,949
Matador Resources Co.
6.25%, 4/15/2033 (b)	1,342	1,349
6.00%, 4/15/2034 (b)	336	332
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (b)	2,490	2,515
9.25%, 4/15/2030 (b)	485	465
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	790	785
Medline Borrower LP
3.88%, 4/1/2029 (b)	440	428
6.25%, 4/1/2029 (b)	563	578
5.25%, 10/1/2029 (b)	1,570	1,567
Merck & Co., Inc. 5.55%, 12/4/2055	2,820	2,772
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (b)	2,599	2,612

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Meta Platforms, Inc.
4.88%, 11/15/2035	1,028	1,004
5.50%, 11/15/2045	2,440	2,290
4.45%, 8/15/2052	3,701	2,903
5.63%, 11/15/2055	214	197
6.30%, 5/15/2056	5,015	5,060
MetLife, Inc.
6.40%, 12/15/2036	435	446
9.25%, 4/8/2038 (b)	3,935	4,611
10.75%, 8/1/2039	280	362
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	1,124	1,111
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	2,100	2,032
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	590
6.50%, 4/15/2032	1,000	1,019
Midcontinent Communications 8.00%, 8/15/2032 (b)	1,308	1,235
Millrose Properties, Inc., REIT 6.38%, 8/1/2030 (b)	603	611
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	680	635
MKS, Inc. 4.25%, 2/15/2034 (b)	EUR1,065	1,209
Molina Healthcare, Inc. 3.88%, 11/15/2030 (b)	800	740
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	967	966
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	3,015	3,042
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	965	975
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	7,680	7,815
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	2,520	2,511
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	4,235	4,298
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	11,330	10,547
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	882	768
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	535	474
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	416	424
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	3,570	3,606
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	5,235	4,552
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	3,069	3,005
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,970	4,108
3.97%, 7/22/2038 (k)	3,985	3,510
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (d)	1,750	1,709
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (d)	3,875	3,816
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (b)	413	430
NCL Corp. Ltd. 5.88%, 1/15/2031 (b)	1,373	1,327
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	1,207	1,290
NCR Voyix Corp. 5.00%, 10/1/2028 (b)	815	801
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (b)	625	639
9.50%, 2/15/2033 (b)	433	443
Netflix, Inc. 5.38%, 11/15/2029 (b)	9,956	10,248

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
New Albertsons LP
7.45%, 8/1/2029	197	206
8.00%, 5/1/2031	480	512
Newell Brands, Inc.
8.50%, 6/1/2028 (b)	490	512
6.63%, 9/15/2029	455	455
6.38%, 5/15/2030	285	281
6.63%, 5/15/2032	1,595	1,552
7.50%, 4/1/2046 (i)	300	262
Nexstar Media, Inc.
4.75%, 11/1/2028 (b)	1,160	1,142
6.50%, 9/15/2033 (b)	3,547	3,575
7.25%, 4/15/2034 (b)	2,385	2,400
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	1,700	1,774
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	1,775	1,828
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	705	722
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	550	570
NGL Energy Operating LLC 8.13%, 2/15/2029 (b)	1,085	1,127
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	1,808	1,878
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	948
Noble Finance II LLC 8.00%, 4/15/2030 (b)	423	440
Novelis Corp.
4.75%, 1/30/2030 (b)	615	592
6.88%, 1/30/2030 (b)	157	161
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	EUR1,368	1,570
NRG Energy, Inc.
5.75%, 1/15/2028	200	200
5.25%, 6/15/2029 (b)	1,420	1,413
3.63%, 2/15/2031 (b)	865	802
5.88%, 5/15/2034 (b)	592	588
5.41%, 10/15/2035 (b)	1,641	1,611
6.13%, 5/15/2036 (b)	148	148
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,003
OAK-Eagle Acquireco, Inc.
6.25%, 7/1/2033 (b)	EUR571	694
7.25%, 7/1/2033 (b)	484	505
8.75%, 7/1/2034 (b)	523	553
OI European Group BV
6.25%, 5/15/2028 (a)	EUR100	119
6.25%, 5/15/2028 (b)	EUR989	1,173
5.25%, 6/1/2029 (a)	EUR1,043	1,231
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	2,301	2,245
OneMain Finance Corp.
3.88%, 9/15/2028	2,150	2,080
4.00%, 9/15/2030	700	646

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Oracle Corp.
5.70%, 2/4/2036	206	202
6.55%, 2/4/2046	2,829	2,728
4.00%, 7/15/2046	430	299
3.60%, 4/1/2050	2,749	1,718
3.95%, 3/25/2051	815	535
5.38%, 9/27/2054	3,149	2,525
6.00%, 8/3/2055	160	140
6.70%, 2/4/2056	4,128	3,976
6.85%, 2/4/2066	2,605	2,495
Organon & Co.
2.88%, 4/30/2028 (a)	EUR1,576	1,820
4.13%, 4/30/2028 (b)	2,880	2,845
5.13%, 4/30/2031 (b)	850	843
Outfront Media Capital LLC
5.00%, 8/15/2027 (b)	545	545
4.63%, 3/15/2030 (b)	433	421
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,221
6.15%, 1/15/2033	2,570	2,695
6.40%, 6/15/2033	5,220	5,555
6.00%, 8/15/2035	1,352	1,395
3.75%, 8/15/2042 (i)	1,530	1,154
4.60%, 6/15/2043	2,692	2,232
4.75%, 2/15/2044	294	249
Performance Food Group, Inc.
4.25%, 8/1/2029 (b)	895	867
6.13%, 9/15/2032 (b)	261	264
5.63%, 3/1/2034 (b)	390	381
Permian Resources Operating LLC
7.00%, 1/15/2032 (b)	2,020	2,106
6.25%, 2/1/2033 (b)	458	471
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	EUR630	714
6.13%, 9/30/2032	330	315
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (b)	548	549
PetSmart LLC 7.50%, 9/15/2032 (b)	1,137	1,146
PG&E Corp.
5.00%, 7/1/2028	463	461
5.25%, 7/1/2030	410	406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,548	5,650
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (d)	322	321
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,104
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	853	582
Pioneer Opco LLC 7.00%, 5/15/2033 (b)	202	206
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (f) (g)	3,486	3,560

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	1,975	1,970
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	1,055	1,089
(SOFR + 1.42%), 5.37%, 7/21/2036 (d)	500	505
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (d)	590	580
Post Holdings, Inc. 4.63%, 4/15/2030 (b)	1,000	973
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (b)	2,545	2,549
Prairie Acquiror LP 9.00%, 8/1/2029 (b)	560	584
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	1,270	1,266
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (b)	586	587
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	2,395	2,466
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,380
Qnity Electronics, Inc.
5.75%, 8/15/2032 (b)	198	199
6.25%, 8/15/2033 (b)	727	741
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (b)	2,052	2,089
QXO Building Products, Inc. 6.75%, 4/30/2032 (b)	920	937
Radiology Partners, Inc. 8.50%, 7/15/2032 (b)	1,213	1,243
Range Resources Corp. 4.75%, 2/15/2030 (b)	575	563
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	506	496
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	8,060	8,076
RHP Hotel Properties LP, REIT
4.50%, 2/15/2029 (b)	755	741
6.50%, 6/15/2033 (b)	196	202
5.75%, 3/15/2034 (b)	234	232
RingCentral, Inc. 8.50%, 8/15/2030 (b)	3,169	3,323
Rocket Cos., Inc.
6.13%, 8/1/2030 (b)	799	811
7.13%, 2/1/2032 (b)	985	1,020
6.38%, 8/1/2033 (b)	424	431
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	1,170	1,161
3.63%, 3/1/2029 (b)	640	615
4.00%, 10/15/2033 (b)	435	390
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (b)	344	358
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	556	561
6.25%, 3/15/2032 (b)	470	480
6.00%, 2/1/2033 (b)	693	703
San Diego Gas & Electric Co. Series DDDD, 5.20%, 3/15/2036	1,390	1,392
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	283
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR960	1,155
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	394
4.50%, 10/15/2029	1,537	1,498
4.00%, 4/1/2031	2,495	2,321
4.38%, 2/1/2032	2,680	2,493

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (b)	1,369	1,342
8.25%, 12/15/2029 (b)	825	860
5.75%, 12/1/2034 (b)	485	493
Sempra
3.80%, 2/1/2038	1,865	1,583
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	831	841
Sensata Technologies BV
4.00%, 4/15/2029 (b)	1,217	1,187
5.88%, 9/1/2030 (b)	200	201
Sensata Technologies, Inc.
3.75%, 2/15/2031 (b)	11	10
6.63%, 7/15/2032 (b)	2,800	2,900
Service Corp. International
5.13%, 6/1/2029	325	325
3.38%, 8/15/2030	974	906
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	392	392
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (b) (h)	1,329	1,321
9.75%, 10/1/2027 (b)	173	173
Silgan Holdings, Inc.
2.25%, 6/1/2028	EUR433	491
4.25%, 2/15/2031 (a)	EUR1,500	1,731
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (b)	1,197	1,230
Sirius XM Radio LLC
4.00%, 7/15/2028 (b)	1,583	1,542
5.50%, 7/1/2029 (b)	2,426	2,417
4.13%, 7/1/2030 (b)	600	566
5.88%, 4/15/2032 (b)	774	770
Six Flags Entertainment Corp.
5.25%, 7/15/2029	409	396
8.63%, 1/15/2032 (b)	358	368
6.63%, 5/1/2032 (b)	1,170	1,196
SM Energy Co.
6.63%, 1/15/2027	2,180	2,183
6.75%, 8/1/2029 (b)	469	481
8.75%, 7/1/2031 (b)	995	1,042
7.00%, 8/1/2032 (b)	402	412
9.63%, 6/15/2033 (b)	264	294
6.63%, 4/15/2034 (b)	488	491
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (b)	1,215	1,281
Snap, Inc. 6.88%, 3/1/2033 (b)	252	250
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (b)	536	544
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (b)	952	941
Solventum Corp. 5.60%, 3/23/2034	370	380
Somnigroup International, Inc.
4.00%, 4/15/2029 (b)	3,965	3,811

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.88%, 10/15/2031 (b)	435	398
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	2,310	2,264
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,189
5.45%, 3/1/2035	91	91
Series 13-A, 3.90%, 3/15/2043	564	431
3.65%, 2/1/2050	1,513	1,046
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,520
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	217	189
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,436
SS&C Technologies, Inc.
5.50%, 9/30/2027 (b)	2,035	2,035
6.50%, 6/1/2032 (b)	2,615	2,638
Stagwell Global LLC 5.63%, 8/15/2029 (b)	1,464	1,425
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (b)	2,692	2,696
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	1,365	1,358
4.38%, 7/15/2030 (b)	420	400
Staples, Inc.
10.75%, 9/1/2029 (b)	3,005	2,859
12.75%, 1/15/2030 (b)	403	309
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	821	844
Station Casinos LLC 6.63%, 3/15/2032 (b)	505	512
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	1,181	1,186
6.45%, 3/18/2035 (b)	2,660	2,683
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (b)	2,900	2,907
5.80%, 6/15/2031 (b)	1,935	1,939
Stellantis NV (EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.88%, 12/16/2033 (a) (d) (f) (g)	EUR2,000	2,319
Sunoco LP
4.50%, 4/30/2030	250	243
5.38%, 7/15/2031 (b)	310	309
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (b)	650	652
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (b)	905	894
Synaptics, Inc. 4.00%, 6/15/2029 (b)	2,590	2,481
Synopsys, Inc. 5.70%, 4/1/2055	1,117	1,089
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	305	311
5.60%, 6/12/2034	1,220	1,251
Talen Energy Supply LLC
6.13%, 5/1/2031 (b)	1,024	1,024
6.38%, 5/1/2033 (b)	1,538	1,532
6.25%, 2/1/2034 (b)	1,676	1,670
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (b)	105	105

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.38%, 2/15/2029 (b)	1,320	1,363
6.00%, 12/31/2030 (b)	400	402
6.00%, 9/1/2031 (b)	1,500	1,500
6.75%, 3/15/2034 (b)	1,162	1,187
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,237	1,238
4.63%, 6/15/2028	1,665	1,654
6.13%, 10/1/2028	243	244
4.25%, 6/1/2029	420	409
6.13%, 6/15/2030	25	25
6.75%, 5/15/2031	735	757
Terex Corp.
5.00%, 5/15/2029 (b)	1,220	1,209
6.25%, 10/15/2032 (b)	781	793
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	207
T-Mobile USA, Inc.
3.38%, 4/15/2029	4,380	4,251
2.25%, 11/15/2031	3,778	3,330
TopBuild Corp. 5.63%, 1/31/2034 (b)	352	355
TransDigm, Inc.
6.38%, 3/1/2029 (b)	611	623
6.63%, 3/1/2032 (b)	612	629
Transocean International Ltd. 8.25%, 5/15/2029 (b)	678	704
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	1,370	1,404
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (b) (j)	637	—
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (d)	945	1,000
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	3,876	3,878
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	3,181	3,317
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	580	598
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	3,330	3,229
Uber Technologies, Inc. 4.80%, 9/15/2035	3,875	3,773
UGI International LLC
2.50%, 12/1/2029 (a)	EUR905	988
5.00%, 6/1/2031 (b)	EUR580	688
Union Electric Co. 3.90%, 4/1/2052	885	668
United Airlines Holdings, Inc. 4.88%, 3/1/2029	445	439
United Rentals North America, Inc. 5.38%, 11/15/2033 (b)	1,824	1,801
Univision Communications, Inc.
9.38%, 8/1/2032 (b)	1,559	1,596
8.88%, 4/15/2033 (b)	408	406
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (d)	1,100	1,136
US Foods, Inc. 4.75%, 2/15/2029 (b)	135	133
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	410	418
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,604
Venture Global Calcasieu Pass LLC 6.00%, 5/1/2036 (b)	122	123

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	550	562
9.50%, 2/1/2029 (b)	1,405	1,530
7.00%, 1/15/2030 (b)	640	657
9.88%, 2/1/2032 (b)	748	800
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (b)	479	492
6.50%, 6/15/2034 (b)	338	353
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (d)	1,907	1,936
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (d)	5,130	5,196
VF Corp.
4.25%, 3/7/2029	EUR1,000	1,177
2.95%, 4/23/2030	1,120	1,014
Viavi Solutions, Inc. 3.75%, 10/1/2029 (b)	222	211
VICI Properties LP, REIT
5.75%, 2/1/2027 (b)	258	259
4.63%, 12/1/2029 (b)	664	653
Viking Cruises Ltd. 5.88%, 10/15/2033 (b)	1,364	1,367
Vistra Operations Co. LLC
3.70%, 1/30/2027 (b)	3,157	3,141
4.38%, 5/1/2029 (b)	1,126	1,104
4.60%, 10/15/2030 (b)	579	568
6.88%, 4/15/2032 (b)	457	475
6.00%, 4/15/2034 (b)	4,180	4,307
5.70%, 12/30/2034 (b)	2,357	2,384
5.25%, 10/15/2035 (b)	1,398	1,358
5.35%, 1/31/2036 (b)	2,785	2,723
VoltaGrid LLC 7.38%, 11/1/2030 (b)	1,175	1,224
Wabash National Corp. 4.50%, 10/15/2028 (b)	2,825	2,403
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	856	885
Wayfair LLC
7.25%, 10/31/2029 (b)	1,560	1,605
7.75%, 9/15/2030 (b)	693	721
6.75%, 11/15/2032 (b)	1,495	1,519
7.13%, 5/31/2034 (b)	234	238
Weekley Homes LLC 4.88%, 9/15/2028 (b)	980	956
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	4,820	4,787
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	3,320	3,294
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	7,130	7,270
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	2,450	2,539
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	3,080	3,133
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	7,420	7,578
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	5,965	6,120
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	2,820	2,754
4.90%, 11/17/2045	1,210	1,059

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,324
WESCO Distribution, Inc.
6.38%, 3/15/2029 (b)	803	821
5.25%, 4/15/2031 (b)	268	265
6.63%, 3/15/2032 (b)	470	485
6.38%, 3/15/2033 (b)	300	308
Williams Scotsman, Inc.
6.63%, 6/15/2029 (b)	1,045	1,071
6.63%, 4/15/2030 (b)	159	164
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	521
2.25%, 4/1/2033	1,302	1,090
WR Grace Holdings LLC
5.63%, 8/15/2029 (b)	1,580	1,513
6.63%, 8/15/2032 (b)	1,267	1,257
7.00%, 8/1/2033 (b)	164	163
WULF Compute LLC 7.75%, 10/15/2030 (b)	4,032	4,237
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	3,544	3,518
6.25%, 3/15/2033 (b)	436	438
Xerox Corp. 10.25%, 10/15/2030 (b)	332	291
Xerox Holdings Corp. 8.88%, 11/30/2029 (b)	623	280
XPO, Inc. 7.13%, 2/1/2032 (b)	1,655	1,714
		1,260,246
Total Corporate Bonds (Cost $2,222,730)		2,234,269
Foreign Government Securities — 18.9%
Angola — 0.2%
Republic of Angola 9.88%, 10/15/2035 (a)	7,800	8,321
Argentina — 0.4%
Argentine Republic
4.12%, 7/9/2035 (i)	16,110	12,413
3.50%, 7/9/2041 (i)	5,700	4,092
		16,505
Benin — 0.2%
Benin Government Bond
7.96%, 2/13/2038 (b)	2,428	2,561
7.96%, 2/13/2038 (a)	7,552	7,967
		10,528
Brazil — 1.8%
Notas do Tesouro Nacional
10.00%, 1/1/2031	BRL340,000	58,931
10.00%, 1/1/2037	BRL92,000	14,365
		73,296

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Canada — 1.6%
Canada Government Bond 3.25%, 6/1/2035	CAD94,811	68,097
Colombia — 1.8%
Republic of Colombia
6.13%, 1/21/2031	1,843	1,835
5.00%, 9/19/2032	EUR2,368	2,666
13.25%, 2/9/2033	COP115,125,900	30,140
7.50%, 2/2/2034	640	665
11.75%, 1/24/2035	COP161,328,400	39,096
		74,402
Congo, Democratic Republic of the — 0.3%
Republic of Congo
8.75%, 4/16/2032 (b)	3,380	3,417
9.50%, 2/17/2035 (a)	4,000	4,031
9.50%, 5/26/2036 (a)	3,484	3,477
9.50%, 4/16/2037 (b)	1,670	1,703
		12,628
Costa Rica — 0.3%
Republic of Costa Rica
6.00%, 1/16/2036 (b)	EUR6,750	8,272
7.30%, 11/13/2054 (b)	2,994	3,343
		11,615
Czech Republic — 1.0%
Czech Republic
4.90%, 4/14/2034	CZK434,150	21,208
3.50%, 5/30/2035	CZK504,790	22,191
		43,399
Ecuador — 0.4%
Republic of Ecuador
8.75%, 1/29/2034 (b)	2,858	2,899
6.90%, 7/31/2035 (a) (i)	7,458	6,845
9.25%, 1/29/2039 (b)	1,244	1,279
5.00%, 7/31/2040 (a) (i)	5,722	4,781
		15,804
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 5/29/2032 (a)	3,680	3,773
7.63%, 5/20/2034 (b)	4,450	4,473
		8,246
Guatemala — 0.2%
Republic of Guatemala 6.05%, 8/6/2031 (b)	6,433	6,661
Honduras — 0.1%
Republic of Honduras 8.63%, 11/27/2034 (a)	3,400	3,874

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	1,130	1,124
8.08%, 4/1/2036 (b)	3,908	4,252
8.25%, 1/30/2037 (a)	2,135	2,350
6.88%, 10/17/2040 (b)	EUR3,987	4,704
		12,430
Japan — 0.4%
Japan Government Bond 3.10%, 3/20/2065	JPY2,960,600	15,797
Kenya — 0.2%
Republic of Kenya 9.75%, 2/16/2031 (a)	7,329	7,916
Mexico — 4.5%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	7,092	7,127
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN924,400	53,598
7.75%, 5/29/2031	MXN721,220	40,269
7.75%, 11/23/2034	MXN834,000	44,206
8.00%, 5/24/2035	MXN647,590	34,646
United Mexican States
5.38%, 5/16/2040	EUR3,036	3,533
3.77%, 5/24/2061	7,068	4,247
		187,626
Morocco — 0.3%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	3,220	3,425
5.13%, 5/26/2038 (b)	EUR3,704	4,342
4.00%, 12/15/2050 (a)	5,210	3,680
		11,447
Nigeria — 0.1%
Federal Republic of Nigeria 6.13%, 9/28/2028 (a)	4,500	4,541
Pakistan — 0.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	3,800	3,807
6.98%, 4/24/2029 (b)	2,369	2,324
		6,131
Panama — 0.2%
Republic of Panama
5.66%, 2/23/2038	2,401	2,404
3.87%, 7/23/2060	11,600	7,949
		10,353
Paraguay — 0.2%
Republic of Paraguay
3.85%, 6/28/2033 (b)	1,521	1,424

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Paraguay—continued
6.00%, 2/9/2036 (a)	5,200	5,468
5.60%, 3/13/2048 (a)	622	584
		7,476
Poland — 0.4%
Republic of Poland
2.00%, 8/25/2036	PLN42,246	10,573
5.50%, 3/18/2054	8,439	7,818
		18,391
Republic of North Macedonia — 0.1%
Republic of North Macedonia 4.75%, 1/21/2034 (b)	EUR3,438	3,941
Romania — 0.2%
Romania Government Bond
6.75%, 7/11/2039 (a)	EUR972	1,190
2.88%, 4/13/2042 (a)	EUR4,900	3,819
4.00%, 2/14/2051 (a)	5,950	4,047
		9,056
South Africa — 1.8%
Republic of South Africa
8.50%, 1/31/2037	ZAR189,290	11,484
9.00%, 1/31/2040	ZAR912,962	56,359
5.65%, 9/27/2047	2,621	2,205
7.95%, 11/19/2054 (a)	1,800	1,917
7.25%, 12/11/2055 (b)	1,994	1,965
		73,930
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (b)	1,249	1,289
8.50%, 11/6/2035 (b)	3,434	3,679
		4,968
Turkey — 1.3%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	3,120	3,348
Republic of Turkiye (The)
36.00%, 8/12/2026	TRY1,062,297	22,986
30.00%, 9/12/2029	TRY328,411	6,201
7.25%, 5/29/2032	10,266	10,482
6.30%, 3/14/2033	6,009	5,838
5.75%, 5/11/2047	5,000	3,925
		52,780
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	6,975	7,490
Total Foreign Government Securities (Cost $766,581)		787,649

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 8.5%
United States — 8.5%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,749	2,771
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	35,338	35,943
Pool # FS8365, 5.50%, 6/1/2054	11,568	11,666
Pool # MA5879, 5.50%, 11/1/2055	44,000	44,220
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	73,140	68,619
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2056 (e)	88,604	87,489
TBA, 5.50%, 6/15/2056 (e)	100,000	100,617
Par Health, Inc., 0.00%, 10/11/2026 ‡	2,923	2,899
Total Mortgage-Backed Securities (Cost $354,161)		354,224
U.S. Treasury Obligations — 5.9%
United States — 5.9%
U.S. Treasury Notes
3.88%, 3/31/2028	146,120	145,789
3.75%, 4/30/2028	36,400	36,229
4.00%, 5/31/2028	65,660	65,663
Total U.S. Treasury Obligations (Cost $248,271)		247,681
Convertible Bonds — 3.7%
Austria — 0.1%
ams-OSRAM AG 2.13%, 11/3/2027 (a)	EUR1,700	1,943
China — 0.1%
Alibaba Group Holding Ltd. 0.50%, 6/1/2031	4,035	5,574
Country Garden Holdings Co. Ltd.
Series AI, Zero Coupon, 12/31/2031	4,304	387
Series AI, Zero Coupon, 12/31/2034	138	4
		5,965
Israel — 0.1%
Wix.com Ltd. Zero Coupon, 9/15/2030 (b)	3,188	2,472
United States — 3.4%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	3,235	3,051
Box, Inc. 1.50%, 9/15/2029	2,429	2,365
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	876	891
2.00%, 3/15/2030	1,130	1,268
Cipher Digital, Inc. Zero Coupon, 10/1/2031 (b)	2,313	3,932
Compass, Inc. 0.25%, 4/15/2031 (b)	5,275	4,823
Dropbox, Inc. Zero Coupon, 3/1/2028	1,606	1,603
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (b)	2,245	2,015
Five9, Inc. 1.00%, 3/15/2029	4,007	3,555
Fluor Corp. 1.13%, 8/15/2029	1,203	1,464
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,164	4,659

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Itron, Inc.
1.38%, 7/15/2030	3,589	3,501
Zero Coupon, 3/15/2032 (b)	113	104
Jazz Investments I Ltd. 3.13%, 9/15/2030	4,215	7,058
JetBlue Airways Corp. 2.50%, 9/1/2029	955	1,019
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (b)	2,431	2,878
Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031 (b)	571	652
Life360, Inc. Zero Coupon, 6/1/2030 (b)	2,730	2,570
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	1,075	1,778
2.88%, 1/15/2030	3,750	4,288
2.88%, 10/15/2031 (b)	226	240
Lyft, Inc.
0.63%, 3/1/2029	1,591	1,659
Zero Coupon, 9/15/2030 (b)	595	576
Meritage Homes Corp. 1.75%, 5/15/2028	3,022	2,956
Microchip Technology, Inc. 0.75%, 6/1/2030	3,792	4,188
MKS, Inc. 1.25%, 6/1/2030	3,575	7,874
NCL Corp. Ltd. 0.75%, 9/15/2030 (b)	3,085	2,855
ON Semiconductor Corp.
Zero Coupon, 5/1/2027	5,171	11,805
Zero Coupon, 5/1/2031 (b)	571	619
PG&E Corp. 4.25%, 12/1/2027	3,345	3,410
Semtech Corp. Zero Coupon, 10/15/2030 (b)	113	197
Snowflake, Inc. Zero Coupon, 10/1/2027	3,654	6,139
SoFi Technologies, Inc. 1.25%, 3/15/2029 (b)	1,390	2,840
Southern Co. (The) 4.50%, 6/15/2027	4,500	4,882
Spectrum Brands, Inc. 3.38%, 6/1/2029	4,349	4,390
Synaptics, Inc. 0.75%, 12/1/2031	5,492	8,763
Terawulf, Inc.
1.00%, 9/1/2031 (b)	2,270	5,077
Zero Coupon, 5/1/2032 (b)	3,458	5,270
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	2,558	3,002
Veeco Instruments, Inc. 2.88%, 6/1/2029	3,349	6,919
Wayfair, Inc. 3.25%, 9/15/2027	1,318	1,727
Zoetis, Inc. 0.25%, 6/15/2029 (b)	3,725	3,410
		142,272
Total Convertible Bonds (Cost $124,599)		152,652
Loan Assignments — 2.3% (m)
Canada — 0.1%
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 8/16/2030 (d)	2,193	2,194
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (d)	1,481	1,483
United States — 2.2%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030 (d)	487	470

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (d)	1,514	1,507
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031 (d)	1,387	1,384
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (d)	1,164	1,161
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 9/20/2032 (d)	1,552	1,558
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 11/23/2028 (d)	2,623	2,615
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (d)	2,269	2,258
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (d)	725	676
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029 (d)	1,967	1,965
AWS Claire's LLC, 1st Lien Term Loan 10.00%, 9/18/2030 ‡	145	145
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031 (d)	5,415	5,373
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (d)	2,463	2,466
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (d)	1,796	1,679
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 9/8/2032 (d)	3,040	3,041
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/17/2028 (d)	2,681	2,203
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (d)	1,436	1,366
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (d)	2,001	2,001
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 ‡ (j) (k)	41	—
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (d)	1,701	1,705
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (d)	311	312
GB AIT Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/29/2033 (d)	508	508
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031 (d)	2,660	2,656
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/30/2032 (d)	3,612	3,474
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (d)	2,333	2,337
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (d)	5,970	5,700
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/17/2031 (d)	1,950	1,948
LABL, Inc., 1st Lien Term Loan B (PRIME + 4.00%), 12.75%, 10/30/2028 (d)	889	376
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 12/2/2031 (d)	1,816	1,827
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031 (d)	1,869	1,828
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 7/1/2031 (d)	985	891
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 6/30/2026 ‡ (h) (k)	26	25
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (d)	924	197
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (d)	296	— (l)
(3-MONTH CME TERM SOFR + 12.13% (PIK)), 15.79%, 1/2/2029 ‡ (d) (h)	131	125
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.13% (PIK)), 9.79%, 1/2/2029 ‡ (d) (h)	139	132
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/16/2029 (d)	334	333
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 11/17/2031 (d)	1,485	1,476
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.77%, 2/3/2033 (d)	1,840	1,818
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 12/12/2031 (d)	1,696	1,698
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (d)	739	719
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.58%, 8/18/2032 (d)	1,676	1,670
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 3/19/2029 (d)	1,215	1,216
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (d)	990	990
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 11/19/2031 (d)	2,274	2,259
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 11/28/2028 (d)	1,215	1,182
Sanmina Corp., 1st Lien Term Loan B-1
(1-MONTH CME TERM SOFR + 1.75%), 5.36%, 10/27/2032 (d)	2,410	2,413

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.31%, 6/29/2028 (d)	342	320
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 5/9/2031 (d)	909	907
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 3/14/2031 (d)	2,758	2,765
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.00%), 5.64%, 11/21/2031 (d)	1,496	1,496
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031 (d)	2,129	2,055
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 9/27/2030 (d)	2,044	2,043
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (d)	3,720	3,723
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.44%, 4/1/2031 (d)	695	689
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033 (d)	236	237
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031 (d)	3,598	3,600
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 8/3/2028 (d)	1,215	1,217
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029 (d)	910	903
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.89%, 1/24/2031 (d)	1,470	1,473
		93,111
Total Loan Assignments (Cost $99,779)		96,788
Commercial Mortgage-Backed Securities — 1.0%
United States — 1.0%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.67%, 1/15/2020 ‡ (b) (k)	250	249
BANK
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (k)	1,703	1,530
Series 2019-BN20, Class XA, IO, 0.80%, 9/15/2062 (k)	7,356	164
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	5,352	4,192
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.32%, 2/15/2039 (b) (k)	2,409	2,414
BX Trust Series 2022-LBA6, Class A, 4.63%, 1/15/2039 (b) (k)	10,375	10,372
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (k)	484	458
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	303	179
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (k)	35,375	303
Series K104, Class X1, IO, 1.10%, 1/25/2030 (k)	24,337	836
Series K108, Class X1, IO, 1.69%, 3/25/2030 (k)	11,774	639
Series K117, Class X1, IO, 1.21%, 8/25/2030 (k)	41,090	1,732
Series K724, Class X3, IO, 3.82%, 12/25/2044 (k)	213	—
Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	12,354	399
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	11,650	671
Series K078, Class X3, IO, 2.21%, 6/25/2046 (k)	10,990	438
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	11,410	660
Series K094, Class X3, IO, 2.12%, 7/25/2047 (k)	4,450	275
FNMA ACES Series 2020-M39, Class X2, IO, 1.41%, 8/25/2031 (k)	9,042	408
FREMF Series 2018-KF46, Class B, 5.71%, 3/25/2028 (b) (k)	52	51
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.26%, 9/25/2024 (b) (k)	233	232
Series 2017-KF41, Class B, 6.26%, 11/25/2024 (b) (k)	304	316
Series 2017-KF40, Class B, 6.46%, 11/25/2027 (b) (k)	537	534
Series 2018-KF50, Class B, 5.66%, 7/25/2028 (b) (k)	645	633
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (k)	605	523

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
HCFT , 7.25%, 1/13/2027 ‡	6,283	6,227
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (k)	860	702
Series 2015-C31, Class C, 4.53%, 8/15/2048 (k)	395	307
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (k)	484	448
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.03%, 5/15/2048 (k)	254	247
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.37%, 5/15/2039 (b) (k)	3,090	3,094
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (k)	1,795	1,739
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (k)	471	461
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (k)	351	337
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (k)	1,260	1,183
Total Commercial Mortgage-Backed Securities (Cost $45,477)		42,953
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,253	1,081
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	29	25
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	475	363
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (k)	181	178
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.71%, 2/25/2037 (k)	11	11
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	893	357
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.25%, 8/19/2045 (k)	321	290
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 6.51%, 4/25/2042 (b) (k)	1,700	1,727
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	59	—
Series 4120, Class UI, IO, 3.00%, 10/15/2027	56	1
Series 4313, Class UI, IO, 3.00%, 3/15/2029	88	2
Series 3459, Class JS, IF, IO, 2.49%, 6/15/2038 (k)	111	10
Series 4018, Class HI, IO, 4.50%, 3/15/2041	19	—
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	89	11
Series 4173, Class I, IO, 4.00%, 3/15/2043	235	34
Series 4305, Class SK, IF, IO, 2.84%, 2/15/2044 (k)	2,396	321
Series 4585, Class JI, IO, 4.00%, 5/15/2045	765	87
Series 4694, Class SA, IF, IO, 2.34%, 6/15/2047 (k)	2,208	246
Series 4689, Class SD, IF, IO, 2.39%, 6/15/2047 (k)	3,950	424
Series 5022, IO, 3.00%, 9/25/2050	5,200	857
Series 5023, Class MI, IO, 3.00%, 10/25/2050	9,289	1,490
Series 5072, Class DI, IO, 3.50%, 2/25/2051	8,292	1,511
FHLMC, STRIPS Series 319, Class S2, IF, IO, 2.24%, 11/15/2043 (k)	4,681	558
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	139	2
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	84	1
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	28	—
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	502	7

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,219	80
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	300	20
Series 2012-93, Class SE, IF, IO, 2.37%, 9/25/2042 (k)	1,046	103
Series 2012-93, Class SG, IF, IO, 2.37%, 9/25/2042 (k)	217	22
Series 2014-14, Class SA, IF, IO, 2.22%, 4/25/2044 (k)	3,281	311
Series 2015-40, Class LS, IF, IO, 2.44%, 6/25/2045 (k)	1,647	163
Series 2015-85, Class SA, IF, IO, 1.89%, 11/25/2045 (k)	2,058	158
Series 2016-39, Class LS, IF, IO, 2.27%, 7/25/2046 (k)	6,255	643
Series 2016-61, Class ST, IF, IO, 2.27%, 9/25/2046 (k)	4,111	415
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	22	—
GNMA
Series 2011-13, Class S, IF, IO, 2.21%, 1/16/2041 (k)	208	18
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (k)	289	9
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (b) (k)	124	12
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 3.92%, 8/19/2037 (k)	73	66
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.06%, 5/25/2036 (k)	1,065	899
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.81%, 8/25/2033 (k)	59	29
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (k)	79	76
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.59%, 2/25/2035 (k)	44	43
Total Collateralized Mortgage Obligations (Cost $14,694)		12,661
Asset-Backed Securities — 0.2%
United States — 0.2%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	157	152
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 5.27%, 4/25/2034 (k)	7	6
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (b)	2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.51%, 2/25/2034 (k)	29	31
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 4.82%, 12/25/2032 (k)	9	9
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,142
GLS Auto Receivables Issuer Trust Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	296	298
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	417	390
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 4.67%, 7/25/2034 (k)	4	4
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (b)	32	32
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (b)	1,220	1,188
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (i)	15	14
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	501	474
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	55	55
Saxon Asset Securities Trust Series 2004-3, Class M1, 4.60%, 12/26/2034 (k)	53	52
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	1,218	930
Total Asset-Backed Securities (Cost $6,080)		5,779

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.1%
France — 0.0% ^
Altice France SA ‡ *	3	52
Luxembourg — 0.0% ^
Ardagh Holdings SA ‡ *	59	394
Ardagh Holdings SA ‡ * (b)	15	98
		492
United States — 0.1%
Altice France SA ‡	72	1,469
Clear Channel Outdoor Holdings, Inc. *	71	170
Endo GUC Trust ‡ *	22	13
iHeartMedia, Inc., Class A *	25	106
Incora Intermediate LLC ‡ *	18	215
Keenova Therapeutics plc	13	1,227
Moran Foods Backstop Equity ‡ *	3,408,992	3
MYT Holding LLC ‡ *	247	62
New Evhc Physical Equity *	3	55
NMG Parent LLC, Escrow ‡ *	2	1
Par Health, Inc.	13	51
Serta Simmons Bedding LLC *	84	728
SSB Equipment Co., Inc. ‡ *	84	—
		4,100
Total Common Stocks (Cost $5,264)		4,644
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $402)	419	542
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
SES SA ‡ * (Cost $—) (l)	35	536
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	1	3
expiring 12/31/2049, price 1.00 USD ‡ *	1	—
expiring 9/30/2028, price 1.00 USD ‡ *	—	—
Total Warrants (Cost $614)		3

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Short-Term Investments — 8.6%
Investment Companies — 8.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (n) (o) (Cost $359,264)	359,217	359,289
Total Investments — 103.0% (Cost $4,247,916)		4,299,670
Liabilities in Excess of Other Assets — (3.0)%		(124,802)
NET ASSETS — 100.0%		4,174,868

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $121,190 or 2.90% of the Fund’s net
assets as of May 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(j)	Defaulted security.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(l)	Value is zero.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	1,966	06/08/2026	EUR	265,982	(2,369)
Euro-BTP	1,299	06/08/2026	EUR	180,318	(1,487)
Euro-Buxl 30 Year Bond	28	06/08/2026	EUR	3,581	(70)
Euro-Schatz	4,747	06/08/2026	EUR	586,801	(3,512)
Australia 10 Year Bond	3,508	06/15/2026	AUD	274,900	1,957
Canada 10 Year Bond	727	09/18/2026	CAD	63,464	779
U.S. Treasury 10 Year Note	202	09/21/2026	USD	22,198	222
U.S. Treasury 10 Year Ultra Note	1,074	09/21/2026	USD	120,506	661
U.S. Treasury Long Bond	2	09/21/2026	USD	225	— (a)
Long Gilt	218	09/28/2026	GBP	26,052	140
U.S. Treasury 2 Year Note	2,386	09/30/2026	USD	493,007	556
					(3,123)
Short Contracts
Euro-Bobl	(621)	06/08/2026	EUR	(84,015)	640
Euro-Bund	(491)	06/08/2026	EUR	(72,315)	235
Euro-Schatz	(1)	06/08/2026	EUR	(124)	— (a)
Japan 10 Year Bond	(72)	06/15/2026	JPY	(58,255)	1,347
U.S. Treasury 10 Year Ultra Note	(1,323)	09/21/2026	USD	(148,445)	(1,575)
U.S. Treasury Long Bond	(114)	09/21/2026	USD	(12,814)	(236)
U.S. Treasury Ultra Bond	(1,702)	09/21/2026	USD	(195,092)	(4,060)
U.S. Treasury 5 Year Note	(3,490)	09/30/2026	USD	(374,384)	(1,516)
					(5,165)
					(8,288)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	50,943	USD	10,074	HSBC Bank (Hong Kong)**	6/2/2026	25
CHF	8,024	JPY	1,614,158	BNP Paribas	6/2/2026	144
CHF	8,024	JPY	1,614,425	Citibank, NA	6/2/2026	143
CNY	694,236	USD	102,213	Goldman Sachs International**	6/2/2026	404
COP	241,841,395	USD	63,810	Goldman Sachs International**	6/2/2026	1,787
CZK	422,500	EUR	17,345	BNP Paribas	6/2/2026	60
GBP	15,147	EUR	17,357	Goldman Sachs International	6/2/2026	154
GBP	7,547	USD	10,118	BNP Paribas	6/2/2026	45
GBP	3,781	USD	5,070	HSBC Bank, NA	6/2/2026	23
INR	1,789,213	USD	18,674	Citibank, NA**	6/2/2026	160
MXN	357,326	USD	20,084	Morgan Stanley	6/2/2026	527
TRY	832,460	USD	17,857	Barclays Bank plc	6/2/2026	283
TWD	644,228	USD	20,363	Barclays Bank plc**	6/2/2026	202
TWD	638,293	USD	20,111	BNP Paribas**	6/2/2026	265
TWD	646,525	USD	20,434	Goldman Sachs International**	6/2/2026	205
USD	14,439	BRL	72,678	Goldman Sachs International**	6/2/2026	32
USD	68,705	CAD	94,327	BNP Paribas	6/2/2026	285
USD	41,566	CLP	36,957,608	Goldman Sachs International**	6/2/2026	42
USD	66,811	COP	241,841,395	Goldman Sachs International**	6/2/2026	1,213
USD	24,622	CZK	508,890	Goldman Sachs International	6/2/2026	181
USD	224,825	EUR	191,346	BNP Paribas	6/2/2026	1,638
USD	20,292	EUR	17,279	Goldman Sachs International	6/2/2026	137
USD	20,491	EUR	17,469	HSBC Bank, NA	6/2/2026	116
USD	20,540	EUR	17,434	Morgan Stanley	6/2/2026	205
USD	20,456	GBP	15,153	Citibank, NA	6/2/2026	50
USD	30,540	GBP	22,541	Goldman Sachs International	6/2/2026	183
USD	18	GBP	13	Morgan Stanley	6/2/2026	— (a)
USD	9,919	IDR	176,443,413	Citibank, NA**	6/2/2026	45
USD	57,586	IDR	988,177,865	Goldman Sachs International**	6/2/2026	2,288
USD	39,023	IDR	689,104,950	HSBC Bank (Hong Kong)**	6/2/2026	461
USD	26,654	IDR	474,143,053	Standard Chartered Bank**	6/2/2026	121
USD	19,047	INR	1,789,213	HSBC Bank (Hong Kong)**	6/2/2026	213
USD	20,217	JPY	3,173,523	Goldman Sachs International	6/2/2026	291
USD	3,349	KRW	4,942,535	BNP Paribas**	6/2/2026	70
USD	20,198	KRW	29,888,886	Goldman Sachs International**	6/2/2026	365
USD	200,292	MXN	3,465,210	Goldman Sachs International	6/2/2026	418
USD	58,050	PHP	3,495,992	Goldman Sachs International**	6/2/2026	1,295
USD	16,079	PLN	57,911	Goldman Sachs International	6/2/2026	111
USD	40,213	SGD	51,125	Goldman Sachs International	6/2/2026	155
ZAR	168,400	USD	10,144	Citibank, NA	6/2/2026	241
ZAR	646,187	USD	39,386	HSBC Bank, NA	6/2/2026	465
EUR	444,166	USD	516,953	HSBC Bank, NA	6/3/2026	1,146
GBP	8,394	USD	11,258	Standard Chartered Bank	6/3/2026	45
USD	508,728	EUR	435,152	BNP Paribas	6/3/2026	1,145
USD	18,036	EUR	15,362	Morgan Stanley	6/3/2026	117
USD	11,323	GBP	8,394	BNP Paribas	6/3/2026	19
AUD	6,580	GBP	3,502	BNP Paribas	6/22/2026	12
CLP	9,292,738	USD	10,392	HSBC Bank (Hong Kong)**	6/22/2026	50
EUR	387	JPY	71,321	BNP Paribas	6/22/2026	3
EUR	2,946	USD	3,433	BNP Paribas	6/22/2026	6
EUR	12,868	USD	14,999	Goldman Sachs International	6/22/2026	24
GBP	2,456	USD	3,301	Deutsche Bank AG	6/22/2026	6
GBP	15,344	USD	20,515	Goldman Sachs International	6/22/2026	147
GBP	15,386	USD	20,664	HSBC Bank, NA	6/22/2026	56
GBP	3,088	USD	4,124	Morgan Stanley	6/22/2026	35
THB	667,996	USD	20,491	BNP Paribas	6/22/2026	68
TRY	357,397	USD	7,602	Barclays Bank plc	6/22/2026	45
TWD	1,284,091	USD	40,672	Goldman Sachs International**	6/22/2026	95

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	44,222	AUD	61,008	Morgan Stanley	6/22/2026	390
USD	10,070	BRL	50,721	Citibank, NA**	6/22/2026	63
USD	4,319	BRL	21,735	HSBC Bank (Hong Kong)**	6/22/2026	31
USD	68,847	CAD	94,327	Citibank, NA	6/22/2026	368
USD	26,214	COP	96,310,002	Standard Chartered Bank**	6/22/2026	229
USD	4,160	CZK	86,390	Goldman Sachs International	6/22/2026	10
USD	64,722	EUR	55,175	BNP Paribas	6/22/2026	308
USD	6,592	EUR	5,592	HSBC Bank, NA	6/22/2026	64
USD	3,786	EUR	3,228	Morgan Stanley	6/22/2026	17
USD	20,204	GBP	14,943	BNP Paribas	6/22/2026	81
USD	660	GBP	485	State Street Corp.	6/22/2026	7
USD	20,487	IDR	362,689,181	Citibank, NA**	6/22/2026	169
USD	29,258	IDR	513,348,175	HSBC Bank (Hong Kong)**	6/22/2026	500
USD	18,565	JPY	2,923,025	BNP Paribas	6/22/2026	181
USD	20,650	JPY	3,267,598	Goldman Sachs International	6/22/2026	100
USD	3,460	KRW	5,152,191	HSBC Bank (Hong Kong)**	6/22/2026	42
USD	184,356	MXN	3,179,335	Morgan Stanley	6/22/2026	1,283
USD	10,159	PHP	616,159	Goldman Sachs International**	6/22/2026	155
USD	4,197	PHP	254,256	HSBC Bank (Hong Kong)**	6/22/2026	69
USD	7,506	PLN	27,213	HSBC Bank, NA	6/22/2026	3
ZAR	75,680	USD	4,531	HSBC Bank, NA	6/22/2026	128
Total unrealized appreciation						22,265
AUD	61,008	USD	44,240	Morgan Stanley	6/2/2026	(391)
BRL	21,735	USD	4,338	HSBC Bank (Hong Kong)**	6/2/2026	(30)
CAD	94,327	USD	68,789	Citibank, NA	6/2/2026	(370)
CHF	8,664	USD	11,150	BNP Paribas	6/2/2026	(50)
CHF	7,888	USD	10,156	Goldman Sachs International	6/2/2026	(51)
CLP	36,957,608	USD	41,732	HSBC Bank (Hong Kong)**	6/2/2026	(209)
CZK	86,390	USD	4,159	Goldman Sachs International	6/2/2026	(10)
EUR	25,919	CHF	23,816	BNP Paribas	6/2/2026	(279)
EUR	192,873	USD	227,665	BNP Paribas	6/2/2026	(2,697)
EUR	17,357	USD	20,315	Goldman Sachs International	6/2/2026	(70)
EUR	42,081	USD	49,571	HSBC Bank, NA	6/2/2026	(486)
GBP	21,988	USD	29,758	HSBC Bank, NA	6/2/2026	(147)
GBP	7,451	USD	10,173	Merrill Lynch International	6/2/2026	(139)
IDR	176,443,413	USD	10,195	Citibank, NA**	6/2/2026	(321)
IDR	988,177,865	USD	55,550	Goldman Sachs International**	6/2/2026	(252)
IDR	689,104,950	USD	39,159	HSBC Bank (Hong Kong)**	6/2/2026	(598)
IDR	474,143,053	USD	27,200	Standard Chartered Bank**	6/2/2026	(667)
JPY	6,402,106	USD	40,494	BNP Paribas	6/2/2026	(297)
KRW	34,831,421	USD	23,969	HSBC Bank (Hong Kong)**	6/2/2026	(856)
MXN	3,179,335	USD	184,671	Morgan Stanley	6/2/2026	(1,286)
PHP	620,901	USD	10,124	Goldman Sachs International**	6/2/2026	(44)
PHP	2,875,091	USD	46,696	HSBC Bank (Hong Kong)**	6/2/2026	(21)
PLN	27,213	USD	7,507	HSBC Bank, NA	6/2/2026	(3)
PLN	30,698	USD	8,539	Morgan Stanley	6/2/2026	(75)
SGD	25,765	USD	20,289	Barclays Bank plc	6/2/2026	(101)
SGD	25,360	USD	19,995	Goldman Sachs International	6/2/2026	(125)
USD	43,264	AUD	61,008	Merrill Lynch International	6/2/2026	(585)
USD	10,205	CHF	7,967	BNP Paribas	6/2/2026	(3)
USD	1,045	CHF	816	Citibank, NA	6/2/2026	— (a)
USD	20,397	CNY	138,521	BNP Paribas**	6/2/2026	(78)
USD	81,960	CNY	555,715	Goldman Sachs International**	6/2/2026	(182)
USD	4,062	GBP	3,033	Goldman Sachs International	6/2/2026	(23)
USD	20,419	GBP	15,173	Standard Chartered Bank	6/2/2026	(15)
USD	4,070	MXN	71,451	Goldman Sachs International	6/2/2026	(51)
USD	7,744	TRY	357,397	Barclays Bank plc	6/2/2026	(44)
USD	10,205	TRY	475,063	Morgan Stanley	6/2/2026	(147)
USD	61,121	TWD	1,929,046	Goldman Sachs International**	6/2/2026	(459)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	20,502	ZAR	337,688	Citibank, NA	6/2/2026	(323)
USD	2,114	ZAR	34,723	Goldman Sachs International	6/2/2026	(27)
USD	26,872	ZAR	442,174	Morgan Stanley	6/2/2026	(398)
EUR	6,348	USD	7,439	Barclays Bank plc	6/3/2026	(34)
BRL	50,583	USD	10,210	HSBC Bank (Hong Kong)**	6/22/2026	(230)
CLP	36,957,608	USD	41,572	Goldman Sachs International**	6/22/2026	(42)
CNY	555,715	USD	82,076	Goldman Sachs International**	6/22/2026	(230)
EUR	129,121	USD	151,517	BNP Paribas	6/22/2026	(778)
EUR	10,411	USD	12,245	Morgan Stanley	6/22/2026	(90)
GBP	15,514	USD	20,917	Barclays Bank plc	6/22/2026	(25)
GBP	14,956	USD	20,379	Morgan Stanley	6/22/2026	(239)
IDR	106,332,586	USD	6,131	BNP Paribas**	6/22/2026	(174)
IDR	405,760,545	USD	23,353	Goldman Sachs International**	6/22/2026	(622)
JPY	3,180,246	USD	20,410	Goldman Sachs International	6/22/2026	(409)
KRW	31,275,776	USD	20,788	HSBC Bank (Hong Kong)**	6/22/2026	(40)
PHP	639,997	USD	10,401	Citibank, NA**	6/22/2026	(9)
PLN	12,920	USD	3,592	Barclays Bank plc	6/22/2026	(30)
PLN	38,577	USD	10,741	BNP Paribas	6/22/2026	(105)
SGD	51,125	USD	40,268	Goldman Sachs International	6/22/2026	(152)
USD	5,326	AUD	7,472	Goldman Sachs International	6/22/2026	(42)
USD	63,560	COP	241,841,395	Goldman Sachs International**	6/22/2026	(1,690)
USD	10,394	EUR	8,936	HSBC Bank, NA	6/22/2026	(38)
USD	4,242	EUR	3,651	Morgan Stanley	6/22/2026	(20)
USD	18,632	INR	1,789,213	Citibank, NA**	6/22/2026	(159)
USD	46,644	PHP	2,875,091	HSBC Bank (Hong Kong)**	6/22/2026	(37)
USD	10,190	ZAR	168,820	Citibank, NA	6/22/2026	(204)
USD	39,323	ZAR	646,187	HSBC Bank, NA	6/22/2026	(463)
USD	10,313	ZAR	170,281	Morgan Stanley	6/22/2026	(172)
USD	517,694	EUR	444,166	HSBC Bank, NA	7/6/2026	(1,149)
USD	11,258	GBP	8,394	Standard Chartered Bank	7/6/2026	(45)
Total unrealized depreciation						(19,138)
Net unrealized appreciation						3,127

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V2	5.00	Quarterly	6/20/2031	3.01	USD 156,018	(5,679)	(8,624)	(14,303)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.89 annually	Pay	6/14/2029	EUR461,000	—	897	897
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR34,940	—	1,868	1,868
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR31,535	—	1,431	1,431
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK448,305	—	182	182
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	55	55
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	55	55
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK706,120	—	342	342
1 day SONIA annually	4.23 annually	Pay	9/15/2028	GBP166,645	—	297	297
					—	5,127	5,127
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR65,120	—	(1,119)	(1,119)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR1,349,150	29	(4,626)	(4,597)
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL108,035	—	(786)	(786)
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP968,735	—	(3,918)	(3,918)
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL83,253	—	(378)	(378)
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL146,705	—	(793)	(793)
1 day SONIA annually	3.70 annually	Pay	9/15/2028	GBP306,730	18	(1,500)	(1,482)
1 day CDI at termination	13.19 at termination	Pay	1/2/2029	BRL110,372	—	(348)	(348)
6 month PRIBOR semi-annually	4.11 annually	Pay	4/14/2029	CZK660,650	—	(29)	(29)
6 month PRIBOR semi-annually	4.08 annually	Pay	4/14/2029	CZK609,830	—	(49)	(49)
					47	(13,546)	(13,499)
					47	(8,419)	(8,372)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SONIA	Sterling Overnight Index Average

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.36%
1 day SONIA	3.73
6 month EURIBOR	2.55
6 month PRIBOR	3.68

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,779	$—	$5,779
Collateralized Mortgage Obligations	—	12,661	—	12,661
Commercial Mortgage-Backed Securities
United States	—	36,477	6,476	42,953
Common Stocks
France	—	—	52	52
Luxembourg	—	—	492	492
United States	276	2,061	1,763	4,100
Total Common Stocks	276	2,061	2,307	4,644
Convertible Bonds	—	152,652	—	152,652
Corporate Bonds
Angola	—	1,999	—	1,999
Australia	—	17,972	—	17,972
Austria	—	3,498	—	3,498
Belgium	—	14,109	—	14,109
Brazil	—	25,877	—	25,877
Canada	—	30,900	—	30,900
Chile	—	755	—	755
China	—	5,446	—	5,446
Colombia	—	9,680	—	9,680
Denmark	—	15,336	—	15,336
France	—	153,929	—	153,929
Germany	—	75,381	—	75,381
Greece	—	559	—	559
Hungary	—	2,923	—	2,923
India	—	8,048	—	8,048
Indonesia	—	11,866	—	11,866
Ireland	—	61,639	—	61,639
Italy	—	134,323	—	134,323
Jamaica	—	3,625	—	3,625
Japan	—	4,338	—	4,338
Jersey	—	3,031	—	3,031
Kazakhstan	—	9,842	—	9,842
Luxembourg	—	21,770	—	21,770
Macau	—	3,873	—	3,873
Malaysia	—	4,047	—	4,047
Mexico	—	40,008	—	40,008
Netherlands	—	30,707	—	30,707
Nigeria	—	1,985	—	1,985
Norway	—	1,277	—	1,277
Panama	—	3,160	—	3,160
Peru	—	2,356	—	2,356

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Poland	$—	$745	$—	$745
Portugal	—	10,307	—	10,307
Saudi Arabia	—	5,290	—	5,290
Slovenia	—	1,332	—	1,332
South Africa	—	8,843	—	8,843
Spain	—	55,897	—	55,897
Sweden	—	17,253	—	17,253
Switzerland	—	25,323	—	25,323
Trinidad And Tobago	—	2,259	—	2,259
Turkey	—	1,967	—	1,967
United Kingdom	—	140,548	—	140,548
United States	—	1,259,864	382	1,260,246
Total Corporate Bonds	—	2,233,887	382	2,234,269
Foreign Government Securities	—	787,649	—	787,649
Loan Assignments
Canada	—	2,194	—	2,194
United Kingdom	—	1,483	—	1,483
United States	—	92,487	624	93,111
Total Loan Assignments	—	96,164	624	96,788
Mortgage-Backed Securities
United States	—	351,325	2,899	354,224
Preferred Stocks	—	—	542	542
Rights	—	—	536	536
U.S. Treasury Obligations	—	247,681	—	247,681
Warrants	—	3	— (a)	3
Short-Term Investments
Investment Companies	359,289	—	—	359,289
Total Investments in Securities	$359,565	$3,926,339	$13,766	$4,299,670
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22,265	$—	$22,265
Futures Contracts	4,580	1,957	—	6,537
Swaps	—	5,127	—	5,127
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(19,138)	$—	$(19,138)
Futures Contracts	(14,825)	—	—	(14,825)
Swaps	—	(22,170)	—	(22,170)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(10,245)	$(11,959)	$—	$(22,204)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$253,766	$515,355	$409,776	$(40)	$(16)	$359,289	359,217	$2,742	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.